ACCOUNTS RECEIVABLE (Classification of Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE
Accounts receivable, net - current portion	¥ 39,901	¥ 51,643
Accounts receivable, net - non-current portion	12,157	6,404
Total accounts receivable, net	¥ 52,058	¥ 58,047